Schedule of Commitments and Obligations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Commitment And Contingencies [Line Items]
Total	$ 281,263
Less than 1 year	277,090
1 to 3 years	2,167
3 to 5 years	1,783
More than 5 years	223
Purchase Obligations
Commitment And Contingencies [Line Items]
Total	85,060
Less than 1 year	83,170
1 to 3 years	1,890
Guarantees
Commitment And Contingencies [Line Items]
Total	174,126
Less than 1 year	174,126
Letters Of Credit
Commitment And Contingencies [Line Items]
Total	22,077
Less than 1 year	19,794
1 to 3 years	277
3 to 5 years	1,783
More than 5 years	$ 223